Capitalized contract costs	12 Months Ended
Dec. 31, 2018
Capitalized contract costs
Capitalized contract costs

Note 18 Capitalized contract costs

	Dec 31, 2018	Dec 31, 2017	Dec 31, 2016
Capitalized contract costs	373	380	617
Total capitalized contract costs	373	380	617

	2018	2017	2016
Expensed contract costs	355	314	435

Expensed contract costs consists of amortized capitalized contract costs. Amortization is recognized as an operating cost, in order for this cost to be reflected in the operational business.